Cover	Dec. 06, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 06, 2021
Entity File Number	001-39590
Entity Registrant Name	fuboTV Inc. /FL
Entity Central Index Key	0001484769
Entity Tax Identification Number	26-4330545
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	1330 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	672-0055
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock,
Trading Symbol	FUBO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false